Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 57,066	$ 13,416	$ 406,859
Deposits and Advanced commissions, net of an allowance of $350,000 and $0	19,000	300,750	178,694
Prepaid expenses and other current assets	632,638	357,312	157,258
Assets held for sale, net	2,596,281
Total current assets	3,304,985	671,478	742,811
FIXED ASSETS
EV charging stations, net of accumulated depreciation of $1,230,928, $363,918 and $129,554, respectively	4,050,342	960,234	544,898
Automobiles, net of accumulated depreciation of $32,496, $15,292 and $0, respectively	82,196	99,400
Office and computer equipment, net of accumulated depreciation of $58,646, $26,604 and $14,810, respectively	41,044	36,717	35,857
Total fixed assets, net	4,173,582	1,096,351	580,755
DEPOSITS	42,275	42,265
INTANGIBLE ASSETS, net	3,996,450
GOODWILL	1,509,376
OTHER ASSETS	358,620	232,727
TOTAL ASSETS	13,385,288	2,042,821	1,323,566
CURRENT LIABILITIES
Current portion of notes payable	330,428	12,105
Current portion of note payable related party	120,000
Convertible note payable-related party, net of discount of $0, $4,918 and $0, respectively		82	3,750
Convertible note, net of discount of $0, $168,567 and $0, respectively		122,433
Accounts payable and accrued expenses	4,607,438	547,874	365,113
Accrued interest-related party		5	40
Warrants payable	309,000
Current portion of deferred revenue	1,648,296	19,996
Current portion of deferred rent	12,757	9,731
Liabilities held for sale	2,922,564
Total current liabilities	9,950,483	712,226	368,903
DEFERRED REVENUE	645,027	34,747
DEFERRED RENT	10,503	20,445
NOTE PAYABLE	188,401	44,836
TOTAL LIABILITIES	10,794,414	812,254	368,903
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Common Stock, 500,000,000 shares authorized at $0.001 par value; 57,409,360, 42,434,705 and 37,384,414 shares issued and outstanding as of September 30, 2013, December 31, 2012, and December 31, 2011, respectively	57,409	42,435	37,384
Additional paid-in capital	40,546,159	20,117,559	15,557,096
Deficit accumulated during the development stage	(37,572,694)	(18,940,427)	(13,650,817)
Treasury stock, at cost	(450,000)
Stock subscriptions receivable			(999,000)
TOTAL STOCKHOLDERS' EQUITY	2,590,874	1,230,567	954,663
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	13,385,288	2,042,821	1,323,566
Series A
STOCKHOLDERS' EQUITY
Convertible Preferred Stock	10,000	10,000	10,000
Series B
STOCKHOLDERS' EQUITY
Convertible Preferred Stock		$ 1,000